Leases And Commitments (Warranty Accrual) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Movement in Standard and Extended Product Warranty, Increase (Decrease) [Roll Forward]
Balance at beginning of period	$ 75.8	$ 73.8	$ 73.0
Accruals for warranties issued during the year	12.3	62.3	58.9
Settlements made	(13.9)	(61.2)	(62.7)
Additions due to acquisitions		1.4	7.8
Effect of foreign currency translation	0.7	(0.5)	(3.2)
Balance at end of period	$ 74.9	$ 75.8	$ 73.8